FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Fixed-rate instruments
Debt composition
Current financial liabilities	$ 155,900,520	$ 211,497,698
Non-current financial liabilities	69,124,097	48,123,739
Variable-rate instruments
Debt composition
Current financial liabilities	$ 15,467,850	$ 19,146,189